Income Taxes (Details) - Schedule of income tax expense - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Deferred tax
Deferred tax	$ 135,784	$ 201,789	$ 595,156	$ 872,063
Hong Kong [Member]
Current tax:
Current tax		(841)		(841)
Deferred tax
Deferred tax	8,641	55,683	133,454	206,359
China [Member]
Current tax:
Current tax	127,727	154,923	463,206	676,433
Deferred tax
Deferred tax	$ (584)	$ (7,976)	$ (1,504)	$ (9,888)